Schedule of earnings per share (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net (loss)/income per share attributable to ordinary shareholders
Net (loss) / income attributable to the Company's shareholders basic		$ (1,200,960)	$ 1,026,318	$ 1,056,583
Net (loss) / income attributable to the Company's shareholders diluted		$ (1,200,960)	$ 1,026,318	$ 1,056,583
Weighted average number of ordinary shares outstanding - basic	[1],[2]	21,494,795	18,119,452	16,100,000
Weighted average number of ordinary shares outstanding- diluted	[1],[2]	21,494,795	18,119,452	16,100,000
(Loss) / earnings per share - basic	[1]	$ (0.06)	$ 0.06	$ 0.07
(Loss) / earnings per share - diluted	[1]	$ (0.06)	$ 0.06	$ 0.07

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).